Summary Information Relating to Impaired Loans (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2011 Fair Values Of Gross Loans USD ($)	Mar. 31, 2011 Fair Values Of Gross Loans INR	Mar. 31, 2010 Fair Values Of Gross Loans INR	Mar. 31, 2009 Fair Values Of Gross Loans INR
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average impaired loans, net of allowance	$ 448.2	19,962.7	$ 112.4	5,007.6	5,889.8	4,662.3
Interest foregone on impaired loans			48.9	2,179.8	1,540.1	365.6
Interest income recognized on impaired loans			29.0	1,292.5	591.4	206.5
Interest income recognized on impaired loans on a cash basis			$ 29.0	1,292.5	591.4	206.5